Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000237806 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000237806 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000237806 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237806 [Member] | CRISPR Therapeutics AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237806 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237806 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237806 [Member] | Hudson Pacific Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237806 [Member] | Vestas Wind Systems AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237806 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237806 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237806 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237806 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000237806 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000237806 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000237806 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237806 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237806 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237806 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237806 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237806 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237806 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000237806 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240275 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240275 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240275 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240275 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000240275 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240275 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240275 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240275 [Member] | KraneShares CSI China Internet ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240275 [Member] | Xtrackers Harvest CSI 300 China A Shares ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240275 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000240275 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000240275 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000240275 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240275 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240275 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240275 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240275 [Member] | Home Furnishings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240275 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240275 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240275 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000240275 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000240275 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247342 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247342 [Member] | Garmin Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247342 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247342 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247342 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247342 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247342 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247342 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247342 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247342 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247342 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247342 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247342 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000247342 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247342 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000247342 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247342 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000247342 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247342 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000247342 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000247342 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247342 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000247342 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000233574 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000233574 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233574 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233574 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233574 [Member] | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000233574 [Member] | Bitwise Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233574 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233574 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233574 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233574 [Member] | Rheinmetall A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233574 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233574 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000233574 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000233574 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000233574 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000233574 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000233574 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233574 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%